Summary of principal accounting policies - Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Balance at the beginning of year	¥ 5,086	¥ 5,986	¥ 3,268
Provision for doubtful accounts	6,431	3,435	3,206
Write-offs	0	(4,335)	(488)
Balance at the end of year	11,944	5,086	5,986
Accounting Standards Update 2016-13
Accounts receivable, net
Adoption of ASC Topic 326	¥ 427	¥ 0	¥ 0